UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CAPITAL FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited)	March 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 8.5%
Media - 6.5%
1,100,000	Lions Gate Entertainment Corp. *	$10,725,000
1,836,900	Warner Music Group Corp.	9,147,762
2,283,500	WPP Group PLC	27,249,349

	Total Media	47,122,111

Specialty Retail - 2.0%
400,000	American Eagle Outfitters Inc.	7,004,000
150,000	Sherwin-Williams Co.	7,656,000

	Total Specialty Retail	14,660,000

	TOTAL CONSUMER DISCRETIONARY	61,782,111

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
466,286	FHC Delaware Inc. (a)(b)*	1

ENERGY - 16.7%
Energy Equipment & Services - 10.9%
637,200	BJ Services Co.	18,166,572
94,800	Diamond Offshore Drilling Inc.	11,034,720
1,771,700	ION Geophysical Corp. *	24,449,460
761,100	Nabors Industries Ltd. *	25,702,347

	Total Energy Equipment & Services	79,353,099

Oil, Gas & Consumable Fuels - 5.8%
605,000	Newfield Exploration Co. *	31,974,250
253,063	SandRidge Energy Inc. *	9,907,416

	Total Oil, Gas & Consumable Fuels	41,881,666

	TOTAL ENERGY	121,234,765

FINANCIALS - 21.3%
Capital Markets - 6.1%
605,000	Invesco Ltd.	14,737,800
392,900	Lehman Brothers Holdings Inc.	14,788,756
367,500	Merrill Lynch & Co. Inc. (c)	14,971,950

	Total Capital Markets	44,498,506

Consumer Finance - 5.1%
847,200	American Express Co.	37,039,584

Diversified Financial Services - 4.9%
275,000	Bank of America Corp.	10,425,250
580,000	JPMorgan Chase & Co.	24,911,000

	Total Diversified Financial Services	35,336,250

Insurance - 3.3%
555,900	American International Group Inc.	24,042,675

Thrifts & Mortgage Finance - 1.9%
159,530	NewAlliance Bancshares Inc.	1,955,838
295,000	People’s United Financial Inc.	5,106,450
300,000	Washington Federal Inc.	6,852,000

	Total Thrifts & Mortgage Finance	13,914,288

	TOTAL FINANCIALS	154,831,303

HEALTH CARE - 2.0%
Pharmaceuticals - 2.0%
700,000	Pfizer Inc.	14,651,000

INDUSTRIALS - 17.2%
Commercial Services & Supplies - 1.6%
475,000	Monster Worldwide Inc. *	11,499,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Construction & Engineering - 3.7%
500,000	Quanta Services Inc. *	$11,585,000
320,000	Shaw Group Inc. *	15,084,800

	Total Construction & Engineering	26,669,800

Electrical Equipment - 0.9%
190,000	Thomas & Betts Corp. *	6,910,300

Industrial Conglomerates - 11.0%
1,229,200	General Electric Co.	45,492,692
235,000	McDermott International Inc. *	12,882,700
480,900	Tyco International Ltd.	21,183,645

	Total Industrial Conglomerates	79,559,037

	TOTAL INDUSTRIALS	124,638,887

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 7.9%
1,650,000	Cisco Systems Inc. *	39,748,500
1,149,500	Comverse Technology Inc. *	17,702,300

	Total Communications Equipment	57,450,800

Computers & Peripherals - 7.5%
1,125,000	EMC Corp. *	16,132,500
144,600	International Business Machines Corp.	16,649,244
803,100	NetApp Inc. *	16,102,155
1,127,200	Palm Inc.	5,636,000

	Total Computers & Peripherals	54,519,899

Electronic Equipment & Instruments - 1.3%
869,998	Photon Dynamics Inc. *	9,221,979

Internet Software & Services - 1.0%
225,000	VeriSign Inc. *	7,479,000

IT Services - 4.9%
1,002,900	Accenture Ltd., Class A Shares	35,271,993

Semiconductors & Semiconductor Equipment - 5.6%
4,260,200	LSI Corp. *	21,087,990
700,000	Texas Instruments Inc.	19,789,000

	Total Semiconductors & Semiconductor Equipment	40,876,990

Software - 3.1%
372,200	Blackboard Inc. *	12,405,426
461,800	Check Point Software Technologies Ltd. *	10,344,320

	Total Software	22,749,746

	TOTAL INFORMATION TECHNOLOGY	227,570,407

	TOTAL COMMON STOCKS (Cost - $760,367,577)	704,708,474

CONTRACTS
PURCHASED OPTIONS - 0.1%
4,500	Amgen Inc., Call @ $60.00, expires 1/17/09 (Cost - $2,925,180)	301,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $763,292,757)	705,009,974

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 4.6%
Repurchase Agreement - 4.6%
$33,197,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity - $33,199,075; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value - $33,861,087) (Cost - $33,197,000)	$33,197,000
	TOTAL INVESTMENTS - 101.7% (Cost - $796,489,757#)	738,206,974
	Liabilities in Excess of Other Assets - (1.7)%	(11,997,120)

	TOTAL NET ASSETS - 100.0%	$726,209,854

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	All or a portion of this security is segregated for written options.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Options Written
Contracts		Expiration Date	Strike Price	Value
917	Merrill Lynch & Co. Inc., Call (Premiums received-$164,444)	4/19/08	$52.50	$26,593

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$738,206,974	$705,009,974	$33,197,000	—
Other Financial Instruments*	137,851	137,851	—	—

Total	$738,344,825	$705,147,825	$33,197,000	—

*	Other financial instruments include options written.

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$59,236,103
Gross unrealized depreciation	(117,518,886)

Net unrealized depreciation	$(58,282,783)

During the period ended March 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December 31, 2007	900	$168,297
Options written	1,917	429,006
Options closed	(1,400)	(381,795)
Options expired	(500)	(51,064)

Options written, outstanding March 31, 2008	917	$164,444

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 22, 2008

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 22, 2008